Acquisition of the Oriental VIP Room (Tables)	12 Months Ended
Dec. 31, 2016
VIP Room [Member]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 5)	305,927
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 5)	56,758,004
Goodwill (fully impaired during three months ended June 30, 2015)	722,748

Total Estimated Purchase Price	$57,803,560

Oriental VIP Room [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Oriental VIP Room achieved the rolling chip turnover target ($2,500,000,000) for 12 month periods ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

		Base Earnout	Incremental	Incremental Earnout
	Base Earnout	Shares	Earnout	Shares
Period ended	Cash Payments	Issued/Earned	Cash Payments	Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015	$13,000,000	625,000	$1,950,000	93,750